FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS [Abstract]
Gross Holding Gains and Fair Value of Held-to-Maturity Securities
The gross holding gains and fair value of held-to-maturity securities at December 31, 2020 are as follows:

Held-To-Maturity		Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Maturity 3/18/2021)	1	$230,052,496	$4,291	$230,056,787